CHANGES IN ACCOUNTING POLICIES - Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 4,005
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,500	$ 1,000
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 500	$ 700